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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-22162

The RAM Funds
(Exact name of registrant as specified in charter)

2331 Far Hills Avenue, Suite 200 Dayton, Ohio	45419
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:     (937) 643-1000

Date of fiscal year end:         November 30, 2010

Date of reporting period:       May 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The RAM Funds The RAM Small/Mid Cap Fund The RAM Small Cap Fund Semi-Annual Report May 31, 2010 (Unaudited)

Investment Adviser
Riazzi Asset Management, LLC
Dayton, OH

RIAZZI ASSET MANAGEMENT, LLC

July 24, 2010

Dear Shareholders,

During the RAM Small/Mid Cap Fund and RAM Small Cap Fund’s semi-annual period ended May 31, 2010, the markets rose in eager anticipation of a return to strengthening corporate earnings in Q4 2009 and Q1 2010.  In each instance, the market failed to hold onto its gains and succumbed to earnings announcements that met near term expectations, but failed to inspire investor confidence regarding the second half of 2010 or insights into 2011.  Ultimately the market retracted in each case, back to levels similar to where they began.  While it appears the economy has rebounded from its worst levels, many of the troubling issues that gave us pause a year ago still persist and remain stubbornly unresolved such as: high unemployment, an elusive U.S. residential housing recovery, and disappointing final consumer demand.

During the period from December 1, 2009 until May 31, 2010 the total return of the Class A shares of the RAM Small/Mid Cap Fund, was 1.04%, significantly underperforming the Russell 2500 Value Index – the Fund’s primary benchmark – which was up 13.88% during that period.   Performance benefited from our portfolio allocation underweight to Materials (RAM 1.1% vs. Index 9.6%), Health Care (RAM 2.8% vs. Index 5.4%) and Utilities (RAM 7.2% vs. Index 9.4%).  Conversely, our underweight in Consumer Discretionary (RAM 11.2% vs. Index 13.0%) and overweight in Energy (RAM 15.2% vs. Index 5.9%) were detractors from performance.

During the period from December 1, 2009 until May 31, 2010 the total return of the Class A shares of the RAM Small Cap Fund was 0.64%, significantly underperforming the Russell 2000 Value Index – the Fund’s primary benchmark – which was up 15.93% during that period.   Performance benefited from our portfolio allocation underweights to Materials (RAM 1.5% vs. Index 8.3%) and Utilities (RAM 2.8% vs. Index 6.0%), as well as our slight overweight to the Consumer Discretionary sector (RAM 14.1% vs. Index 12.6%).  Conversely, our overweight in Energy (RAM 17.3% vs. Index 5.0%) was a detractor from performance.

From a security selection standpoint for the RAM Small/Mid Cap Fund, Swift Energy (Symbol: SFY) advanced 30% as the company benefited from new resource discoveries.  Terra Industries (Symbol: TRA) also increased nearly 30% after finally accepted a buyout offer from a competitor, and Dollar Tree Stores (Symbol DLTR) gained 26% reflecting continued demand from discount shoppers.  Dean Foods (Symbol: DF) was the biggest decliner with performance down 34%, as the company faced increased price competition and loss of shelf space for its products.  Finally, Genco Shipping and Trading (Symbol: GNK) lost 19% due to lowered expectations for transportation of dry bulk materials to emerging market customers.

From a security selection standpoint for the RAM Small Cap Fund, the Fund also benefited from the aforementioned holdings of Swift Energy and Terra Industries, as well as 22% gainer EZCORP (Symbol: EZPW) one of the largest pawn and payday lenders in the U.S.   Goodrich Petroleum (Symbol: GDP) was the biggest decliner with performance down 52%, reflecting declining commodity prices and operational disappointments.  The Fund also owned shares of the aforementioned Dean Foods, which was a detractor from performance.

We conclude our review commentary by sharing a few market observations.  Despite the market recovery, the mix of stocks posting the most significant returns were those that do not meet the investment strategy of the Funds, namely companies with low quality businesses and assets combined with negative earnings surprise.  Luckily, history shows that time periods such as this are rare and short-lived, as the market eventually returns toward higher growth, improving earnings, and sustainable businesses.

To summarize our outlook we offer the following:

We expect further mixed emotions by investors as the market attempts to price in the pace of the recovery albeit slow and reluctant or the occasional burst of rapid and enthusiastic optimism.  Besides our own U.S. economy, we will continue to monitor the conditions globally as events unfold, such as: a potential slowing of emerging market economies, sovereign credit concerns, and the inevitable unforeseen, one-off, unknowable event which could cause the market to reevaluate future revenue growth assumptions.

We continue to believe that the U.S. economy is hamstrung by the ongoing instability of the residential housing market and an apathetic job market – both now seemingly interconnected.  Future resolution will likely require additional credit supply but, in a departure from past methodologies, only to those individuals who passed stringent underwriting standards ultimately returning faith to the sustainability of our lending institutions.  Improved faith and confidence is a significant factor missing from the current landscape that perpetuates the gridlock of homes stuck in the loan modification / foreclosure process – some in excess of two years!   The market must once again be allowed the ability to complete the price discovery process and give buyers, sellers, and lenders the ability to execute an informed investment risk / return decision.

Finally as alluded to above, we believe the market will soon experience a rotation from stocks of lower quality companies who posted negative earnings surprise to stocks of higher quality, growth focused companies who strive to beat earnings estimates.

As we search the investment landscape for opportunities to make money, we will incorporate these expectations into our forecasts.

We thank you for your continued support.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Fee waivers have positively impacted each Fund’s performance over the relevant periods and without such waivers, Fund performance would have been lower. For each Fund’s current expense ratio information please see the Financial Highlights table included in this Report. Current performance may be higher or lower than the performance data quoted.  Performance data current to the most recent month-end, are available by calling 1-888-884-8099

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please visit www.theramfunds.com or call 1-888-884-8099 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The RAM Funds are distributed by Ultimus Fund Distributors, LLC.

The RAM Small/Mid Cap Fund
Portfolio Information
May 31, 2010 (Unaudited)

TEN LARGEST EQUITY HOLDINGS
% of
Company	Net Assets
Aegean Marine Petroleum Network, Inc.	4.1%
McDermott International, Inc.	4.1%
EZCORP, Inc. - Class A	3.7%
Omega Healthcare Investors, Inc.	3.7%
LTC Properties, Inc.	3.5%
Hanesbrands, Inc.	3.3%
CMS Energy Corp.	3.2%
FTI Consulting, Inc.	3.0%
HCC Insurance Holdings, Inc.	2.9%
Lender Processing Services, Inc.	2.9%

ASSET ALLOCATION
% of
Sector	Net Assets
Consumer Discretionary	14.3%
Consumer Staples	2.0%
Energy	7.7%
Financials	24.8%
Health Care	2.8%
Industrials	22.1%
Information Technology	11.6%
Telecommunication Services	2.1%
Utilities	5.2%
Cash Equivalents, Other Assets and Liabilities	7.4%
100.0%

The RAM Small Cap Fund
Portfolio Information
May 31, 2010 (Unaudited)

TEN LARGEST EQUITY HOLDINGS
% of
Company	Net Assets
EZCORP, Inc. - Class A	5.0%
Hanesbrands, Inc.	4.5%
Omega Healthcare Investors, Inc.	4.5%
LTC Properties, Inc.	3.8%
Jarden Corp.	3.5%
First Cash Financial Services, Inc.	3.5%
FTI Consulting, Inc.	3.5%
Swift Energy Co.	3.4%
Aegean Marine Petroleum Network, Inc.	3.3%
Lender Processing Services, Inc.	2.9%

ASSET ALLOCATION
% of
Sector	Net Assets
Consumer Discretionary	16.4%
Consumer Staples	2.1%
Energy	11.7%
Financials	32.0%
Health Care	3.6%
Industrials	13.0%
Information Technology	10.3%
Telecommunication Services	2.0%
Utilities	3.5%
Cash Equivalents, Other Assets and Liabilities	5.4%
100.0%

The RAM Small/Mid Cap Fund
Schedule of Investments
May 31, 2010 (Unaudited)
COMMON STOCKS — 92.6%	Shares	Value
Consumer Discretionary - 14.3%
Household Durables - 2.3%
Jarden Corp.	6,695	$194,891

Media - 2.0%
John Wiley & Sons, Inc. - Class A	4,202	166,399

Multiline Retail - 2.6%
Dollar Tree, Inc.*	3,566	223,196

Specialty Retail - 4.1%
Gymboree Corp. (The)*	3,930	175,199
Rent-A-Center, Inc.*	6,914	167,457
		342,656
Textiles, Apparel & Luxury Goods - 3.3%
Hanesbrands, Inc.*	10,261	279,920

Consumer Staples - 2.0%
Food Products - 2.0%
Dean Foods Co.*	15,501	165,086

Energy - 7.7%
Energy Equipment & Services - 3.9%
Helix Energy Solutions Group, Inc.*	13,213	143,890
Superior Energy Services, Inc.*	8,608	187,310
		331,200
Oil, Gas & Consumable Fuels - 3.8%
PetroHawk Energy Corp.*	8,608	165,532
Swift Energy Co.*	5,458	150,914
		316,446
Financials - 24.8%
Consumer Finance - 6.0%
EZCORP, Inc. - Class A*	17,030	311,819
First Cash Financial Services, Inc.*	9,315	195,894
		507,713
Insurance - 7.3%
Fidelity National Financial, Inc. - Class A	11,280	162,658
HCC Insurance Holdings, Inc.	9,898	248,143
PartnerRe Ltd.	2,765	201,707
		612,508
Real Estate Investment Trusts (REITs) - 9.3%
Annaly Capital Management, Inc.	10,916	185,135
LTC Properties, Inc.	11,353	291,659
Omega Healthcare Investors, Inc.	15,647	310,749
		787,543
Thrifts & Mortgage Finance - 2.2%
Beneficial Mutual Bancorp, Inc.*	18,256	188,219

The RAM Small/Mid Cap Fund
Schedule of Investments (Continued)
COMMON STOCKS — 92.6% (Continued)	Shares	Value
Health Care - 2.8%
Pharmaceuticals - 2.8%
Warner Chilcott plc - Class A*	10,043	$232,194

Industrials - 22.1%
Commercial Services & Supplies - 2.7%
Republic Services, Inc.	7,933	231,009

Construction & Engineering - 2.3%
KBR, Inc.	8,879	195,160

Industrial Conglomerates - 4.1%
McDermott International, Inc.*	15,720	348,670

Marine - 4.3%
Genco Shipping & Trading Ltd.*	9,170	174,505
Navios Maritime Holdings, Inc.	31,075	190,490
		364,995
Professional Services - 4.6%
FTI Consulting, Inc.*	5,822	248,949
Navigant Consulting, Inc.*	11,571	140,241
		389,190
Transportation Infrastructure - 4.1%
Aegean Marine Petroleum Network, Inc.	15,137	348,757

Information Technology - 11.6%
Electronic Equipment, Instruments & Components - 1.6%
Cogent, Inc.*	15,065	134,380

Internet Software & Services - 2.5%
VeriSign, Inc.*	7,569	211,251

IT Services - 7.5%
Fiserv, Inc.*	3,639	173,034
Lender Processing Services, Inc.	7,278	247,015
Wright Express Corp.*	6,623	207,962
		628,011
Telecommunication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Frontier Communications Corp.	21,760	172,992

The RAM Small/Mid Cap Fund
Schedule of Investments (Continued)
COMMON STOCKS — 92.6% (Continued)	Shares	Value
Utilities - 5.2%
Electric Utilities - 2.0%
UIL Holdings Corp.	6,550	$165,584

Multi-Utilities - 3.2%
CMS Energy Corp.	18,485	271,360

Total Common Stocks (Cost $7,429,744)		$7,809,330

MONEY MARKET FUNDS — 5.6%	Shares	Value
AIM Short-Term Investments Trust (The) - Treasury Portfolio - Institutional Class, 0.06%(a) (Cost $470,445)	470,445	$470,445

Total Investments at Value — 98.2% (Cost $7,900,189)		$8,279,775

Other Assets in Excess of Liabilities — 1.8%		148,394

Net Assets — 100.0%		$8,428,169

* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of May 31, 2010.

See accompanying notes to financial statements.

The RAM Small Cap Fund
Schedule of Investments
May 31, 2010 (Unaudited)
COMMON STOCKS — 94.6%	Shares	Value
Consumer Discretionary - 16.4%
Household Durables - 3.5%
Jarden Corp.	1,180	$34,350

Media - 1.9%
John Wiley & Sons, Inc. - Class A	478	18,929

Multiline Retail - 2.3%
Dollar Tree, Inc.*	364	22,783

Specialty Retail - 4.2%
Gymboree Corp. (The)*	439	19,571
Rent-A-Center, Inc.*	887	21,483
		41,054
Textiles, Apparel & Luxury Goods - 4.5%
Hanesbrands, Inc.*	1,642	44,794

Consumer Staples - 2.1%
Food Products - 2.1%
Dean Foods Co.*	1,963	20,906

Energy - 11.7%
Energy Equipment & Services - 7.3%
Global Industries Ltd.*	1,904	9,939
Helix Energy Solutions Group, Inc.*	1,522	16,575
Superior Energy Services, Inc.*	971	21,129
Vantage Drilling Co.*	15,440	24,395
		72,038
Oil, Gas & Consumable Fuels - 4.4%
Goodrich Petroleum Corp. *	859	10,514
Swift Energy Co. *	1,208	33,401
		43,915
Financials - 32.0%
Capital Markets - 2.8%
Diamond Hill Investment Group, Inc.	415	27,378

Commercial Banks - 2.0%
Chicopee Bancorp, Inc.*	1,716	20,077

Consumer Finance - 8.5%
EZCORP, Inc. - Class A*	2,690	49,254
First Cash Financial Services, Inc.*	1,633	34,342
		83,596
Insurance - 6.9%
American Safety Insurance Holdings Ltd.*	1,251	19,978
Fidelity National Financial, Inc. - Class A	1,344	19,380
HCC Insurance Holdings, Inc.	1,133	28,404
		67,762

The RAM Small Cap Fund
Schedule of Investments (Continued)
COMMON STOCKS — 94.6% (Continued)	Shares	Value
Financials - 32.0% (Continued)
Real Estate Investment Trusts (REITs) - 9.8%
Capstead Mortgage Corp.	1,326	$15,143
LTC Properties, Inc.	1,444	37,096
Omega Healthcare Investors, Inc.	2,246	44,606
		96,845
Thrifts & Mortgage Finance - 2.0%
Westfield Financial, Inc.	2,276	19,369

Health Care - 3.6%
Life Sciences Tools & Services - 2.5%
ICON plc - ADR*	896	24,927

Pharmaceuticals - 1.1%
Warner Chilcott plc - Class A*	450	10,404

Industrials - 13.0%
Marine - 3.9%
Genco Shipping & Trading Ltd.*	877	16,689
Navios Maritime Holdings, Inc.	3,594	22,031
		38,720
Professional Services - 5.8%
FTI Consulting, Inc.*	802	34,293
Navigant Consulting, Inc.*	1,876	22,737
		57,030
Transportation Infrastructure - 3.3%
Aegean Marine Petroleum Network, Inc.	1,406	32,394

Information Technology - 10.3%
Electronic Equipment, Instruments & Components - 2.7%
Cogent, Inc.*	3,020	26,938

Internet Software & Services - 2.2%
VeriSign, Inc.*	784	21,881

IT Services - 5.4%
Lender Processing Services, Inc.	840	28,510
Wright Express Corp.*	784	24,618
		53,128
Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
Frontier Communications Corp.	2,539	20,185

The RAM Small Cap Fund
Schedule of Investments (Continued)
COMMON STOCKS — 94.6% (Continued)	Shares	Value
Utilities - 3.5%
Electric Utilities - 1.6%
UIL Holdings Corp.	635	$16,053

Multi-Utilites - 1.9%
CMS Energy Corp.	1,279	18,776

Total Common Stocks (Cost $966,762)		$934,232

MONEY MARKET FUNDS — 2.5%	Shares	Value
AIM Short-Term Investments Trust (The) - Treasury Portfolio - Institutional Class, 0.06%(a) (Cost $24,933)	24,933	$24,933

Total Investments at Value — 97.1% (Cost $991,695)		$959,165

Other Assets in Excess of Liabilites — 2.9%		28,747

Net Assets — 100.0%		$987,912

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of May 31, 2010.

See accompanying notes to financial statements.

The RAM Funds
Statements of Assets and Liabilities
May 31, 2010 (Unaudited)
	The RAM	The RAM
	Small/Mid Cap	Small Cap
	Fund	Fund
ASSETS
Investments in securities:
At acquisition cost	$7,900,189	$991,695
At value (Note 1)	$8,279,775	$959,165
Receivable for investment securities sold	215,923	8,466
Receivable for capital shares sold	17,765	2,400
Receivable from Adviser (Note 2)	7,419	10,420
Dividends receivable	1,540	15
Other assets	20,103	16,162
TOTAL ASSETS	8,542,525	996,628

LIABILITIES
Payable for capital shares redeemed	102,424	-
Payable to administrator (Note 2)	7,075	5,330
Accrued distribution fees (Note 2)	677	756
Other accrued expenses	4,180	2,630
TOTAL LIABILITIES	114,356	8,716

NET ASSETS	$8,428,169	$987,912

Net assets consist of:
Paid-in capital	$7,638,115	$968,362
Accumulated undistributed net investment income (loss)	14,063	(326)
Accumulated undistributed net realized gains from security transactions	396,405	52,406
Net unrealized appreciation (depreciation) on investments	379,586	(32,530)
Net assets	$8,428,169	$987,912

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$1,489,525	$987,912
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	118,199	85,650
Net asset value and redemption price per share (Note 1)	$12.60	$11.53
Maximum offering price per share (Note 1)	$13.13	$12.01

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$6,938,644
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	548,269
Net asset value, offering price and redemption price per share (Note 1)	$12.66

See accompanying notes to financial statements.

The RAM Funds
Statements of Operations
For the Six Months Ended May 31, 2010 (Unaudited)
	The RAM	The RAM
	Small/Mid Cap	Small Cap
	Fund	Fund
INVESTMENT INCOME
Dividends	$127,348	$8,693

EXPENSES
Investment advisory fees (Note 2)	38,418	3,229
Fund accounting fees (Note 2)	15,546	12,658
Professional fees	12,174	12,174
Transfer agent fees - Class A (Note 2)	7,500	7,500
Transfer agent fees - Class I (Note 2)	9,000	-
Administration fees (Note 2)	10,100	10,100
Compliance service fees (Note 2)	10,000	10,000
Registration fees - Common	7,399	5,339
Registration fees - Class A	976	-
Registration fees - Class I	3,480	-
Custody and bank service fees	8,988	3,988
Insurance expense	2,488	2,358
Distribution expense - Class A (Note 2)	2,404	950
Trustees' fees	1,080	1,080
Other expenses	9,681	5,945
TOTAL EXPENSES	139,234	75,321
Fee reductions and expense reimbursements by the Adviser (Note 2):
Common	(68,416)	(70,382)
Class A	(8,476)	-
Class I	(12,480)	-
NET EXPENSES	49,862	4,939

NET INVESTMENT INCOME	77,486	3,754

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	400,821	52,639
Net change in unrealized appreciation (depreciation) on investments	(386,124)	(92,391)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	14,697	(39,752)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$92,183	$(35,998)

See accompanying notes to financial statements.

The RAM Small/Mid Cap Fund
Statements of Changes in Net Assets
	Six Months	Period
	Ended	Ended
	May 31, 2010	November 30,
	(Unaudited)	2009(a)
FROM OPERATIONS
Net investment income	$77,486	$21,241
Net realized gains from security transactions	400,821	77,962
Net change in unrealized appreciation (depreciation) on investments	(386,124)	765,710
Net increase in net assets from operations	92,183	864,913

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A	(20,382)	(580)
From net investment income, Class I	(63,702)	-
From net realized gains on investments, Class A	(18,061)	-
From net realized gains on investments, Class I	(64,317)	-
Decrease in net assets from distributions to shareholders	(166,462)	(580)

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold	271,876	1,794,799
Reinvestment of distributions to shareholders	22,690	580
Payments for shares redeemed	(665,849)	(202,480)
Net increase (decrease) in net assets from Class A capital share transactions	(371,283)	1,592,899
CLASS I
Proceeds from shares sold	1,464,969	6,354,450
Reinvestment of distributions to shareholders	125,067	-
Payments for shares redeemed	(1,013,913)	(514,074)
Net increase in net assets from Class I capital share transactions	576,123	5,840,376

TOTAL INCREASE IN NET ASSETS	130,561	8,297,608

NET ASSETS
Beginning of period	8,297,608	-
End of period	$8,428,169	$8,297,608

UNDISTRIBUTED NET INVESTMENT INCOME	$14,063	$20,661

SUMMARY OF CAPITAL SHARE ACTIVITY
CLASS A
Shares sold	19,981	163,895
Shares issued in reinvestment of distributions to shareholders	1,705	55
Shares redeemed	(49,488)	(17,949)
Net increase (decrease) in shares outstanding	(27,802)	146,001
Shares outstanding, beginning of period	146,001	-
Shares outstanding, end of period	118,199	146,001
CLASS I
Shares sold	107,904	546,906
Shares issued in reinvestment of distributions to shareholders	9,361	-
Shares redeemed	(74,396)	(41,506)
Net increase in shares outstanding	42,869	505,400
Shares outstanding, beginning of period	505,400	-
Shares outstanding, end of period	548,269	505,400

(a)	Represents the period from the commencement of operations (December 22, 2008 for Class A shares and April 1, 2009 for Class I shares) through November 30, 2009.

See accompanying notes to financial statements.

The RAM Small Cap Fund
Statements of Changes in Net Assets
	Six Months	Period
	Ended	Ended
	May 31, 2010	November 30,
	(Unaudited)	2009(a)
FROM OPERATIONS
Net investment income	$3,754	$3,823
Net realized gains from security transactions	52,639	1,413
Net change in unrealized appreciation (depreciation) on investments	(92,391)	59,861
Net increase (decrease) in net assets from operations	(35,998)	65,097

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(7,543)	(360)
From net realized gains on investments	(1,646)	-
Decrease in net assets from distributions to shareholders	(9,189)	(360)

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold	773,454	380,770
Reinvestment of distributions to shareholders	9,189	360
Payments for shares redeemed	(195,371)	(40)
Net increase in net assets from capital share transactions	587,272	381,090

TOTAL INCREASE IN NET ASSETS	542,085	445,827

NET ASSETS
Beginning of period	445,827	-
End of period	$987,912	$445,827

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$(326)	$3,463

SUMMARY OF CAPITAL SHARE ACTIVITY
CLASS A
Shares sold	61,887	37,931
Shares issued in reinvestment of distributions to shareholders	749	34
Shares redeemed	(14,947)	(4)
Net increase in shares outstanding	47,689	37,961
Shares outstanding, beginning of period	37,961	-
Shares outstanding, end of period	85,650	37,961

(a) Represents the period from the commencement of operations (December 22, 2008) through November 30, 2009.

See accompanying notes to financial statements.

The RAM Small/Mid Cap Fund - Class A
Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months		Period
	Ended		Ended
	May 31, 2010		November 30,
	(Unaudited)		2009(a)

Net asset value at beginning of period	$12.72		$10.00

Income from investment operations:
Net investment income	0.11		0.07
Net realized and unrealized gains on investments	0.04		2.68
Total from investment operations	0.15		2.75

Less distributions:
From net investment income	(0.14)		(0.03)
From net realized gains on investments	(0.13)		-
Total distributions	(0.27)		(0.03)

Net asset value at end of period	$12.60		$12.72

Total return (b)	1.04%	(c)	27.55%	(c)

Net assets at end of period (000's)	$1,490		$1,857

Ratio of net expenses to average net assets (d)	1.30%	(e)	1.30%	(e)

Ratio of net investment income to average net assets	1.60%	(e)	0.72%	(e)

Portfolio turnover rate	26%	(c)	35%	(c)

(a)	Represents the period from the commencement of operations (December 22, 2008) through November 30, 2009.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do not include the effect of applicable sales loads.

(c)	Not annualized.

(d)
Absent fee reductions and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.70%(e) and 9.05%(e) for the periods ended May 31, 2010 and November 30, 2009, respectively (Note 2).

(e)	Annualized.

See accompanying notes to financial statements.

The RAM Small/Mid Cap Fund - Class I
Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months		Period
	Ended		Ended
	May 31, 2010		November 30,
	(Unaudited)		2009(a)

Net asset value at beginning of period	$12.74		$9.94

Income from investment operations:
Net investment income	0.12		0.03
Net realized and unrealized gains on investments	0.05		2.77
Total from investment operations	0.17		2.80

Less distributions:
From net investment income	(0.12)		-
From net realized gains on investments	(0.13)		-
Total distributions	(0.25)		-

Net asset value at end of period	$12.66		$12.74

Total return (b)	1.23%	(c)	28.17%	(c)

Net assets at end of period (000's)	$6,939		$6,440

Ratio of net expenses to average net assets (d)	1.05%	(e)	1.05%	(e)

Ratio of net investment income to average net assets	1.75%	(e)	0.65%	(e)

Portfolio turnover rate	26%	(c)	35%	(c)

(a)	Represents the period from the commencement of operations (April 1, 2009) through November 30, 2009.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)
Absent fee reductions and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.91%(e) and 3.67%(e) for the periods ended May 31, 2010 and November 30, 2009, respectively (Note 2).

(e)	Annualized.

See accompanying notes to financial statements.

The RAM Small Cap Fund - Class A
Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months		Period
	Ended		Ended
	May 31, 2010		November 30,
	(Unaudited)		2009(a)

Net asset value at beginning of period	$11.74		$10.00

Income (loss) from investment operations:
Net investment income	0.10		0.11
Net realized and unrealized gains (losses) on investments	(0.07)		1.65
Total from investment operations	0.03		1.76

Less distributions:
From net investment income	(0.20)		(0.02)
From net realized gains on investments	(0.04)		-
Total distributions	(0.24)		(0.02)

Net asset value at end of period	$11.53		$11.74

Total return (b)	0.13%	(c)	17.60%	(c)

Net assets at end of period (000's)	$988		$446

Ratio of net expenses to average net assets (d)	1.30%	(e)	1.30%	(e)

Ratio of net investment income to average net assets	1.47%	(e)	1.22%	(e)

Portfolio turnover rate	42%	(c)	49%	(c)

(a)	Represents the period from the commencement of operations (December 22, 2008) through November 30, 2009.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do not include the effect of applicable sales loads.

(c)	Not annualized.

(d)
Absent fee reductions and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 19.75%(e) and 32.56%(e) for the periods ended May 31, 2010 and November 30, 2009, respectively (Note 2).

(e)	Annualized.

See accompanying notes to financial statements.

The RAM Funds
Notes to Financial Statements
May 31, 2010 (Unaudited)

1.  Organization and Significant Accounting Policies

Organization

The RAM Small/Mid Cap Fund and The RAM Small Cap Fund (individually a “Fund,” and collectively, the “Funds”) are each a diversified series of The RAM Funds (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated December 20, 2007.  Class A shares of each Fund commenced operations on December 22, 2008.  Class I shares of The RAM Small/Mid Cap Fund commenced operations on April 1, 2009. As of May 31, 2010, Class I shares of The RAM Small Cap Fund have not commenced operations.

Each Fund seeks to achieve long-term capital appreciation.

Each Fund is authorized to issue two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares) and Class I shares (sold without any sales loads or distribution fees).  Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that: (1) Class A shares bear the expenses of distribution fees; (2) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (4) Class I shares require a higher minimum initial investment.

The following is a summary of the Funds’ significant accounting policies:

Valuation of Securities

The Funds’ portfolio securities, such as common stocks and real estate investment trusts (“REITs”), are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Money market instruments have been determined by the Board of Trustees of the Trust to be represented at amortized cost which approximates fair value, absent unusual circumstances. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices.  In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust.  Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less, has been determined in good faith by the Board of Trustees to be represented by amortized cost which approximates fair value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The RAM Funds
Notes to Financial Statements (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2010:

The RAM Small/Mid Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks (including REITs)	$7,809,330	$—	$—	$7,809,330
Money Market Funds	—	470,445	—	470,445
Total	$7,809,330	$470,445	$—	$8,279,775

The RAM Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks (including REITs)	$934.232	$—	$—	$934,232
Money Market Funds	—	24,933	—	24,933
Total	$934,232	$24,933	$—	$959,165

See each respective Fund’s Schedule of Investments for a listing of common stocks valued using Level 1 inputs by industry type.  During the six months ended May 31, 2010, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  In addition, the Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2010.

Share Valuation

The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent.  The maximum offering price per share of Class A shares of each Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price).  The offering price of Class I shares is equal to the net asset value per share.  The redemption price per share of each class of shares of each Fund is equal to the net asset value per share.

Investment Income

Dividend income is recorded on the ex-dividend date.  Interest income is recognized on the accrual basis.  Discounts and premiums on fixed income securities purchased are amortized using the interest method.

Security Transactions

Security transactions are accounted for on the trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Distributions to Shareholders

Distributions to shareholders arising from net investment income and net realized capital gains, if any, are declared and paid annually by each Fund in December.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date.  The tax character of distributions paid during the periods ended November 30, 2009 and May 31, 2010 was as follows:

The RAM Funds
Notes to Financial Statements (Continued)

Period Ended	Ordinary Income	Total Distributions
The RAM Small/Mid Cap Fund - Class A
November 30, 2009	$580	$580
May 31, 2010	$38,443	$38,443

The RAM Small/Mid Cap Fund - Class I
November 30, 2009	$-	$-
May 31, 2010	$128,019	$128,019

The RAM Small Cap Fund - Class A
November 30, 2009	$360	$360
May 31, 2010	$9,189	$9,189

Allocations Between Classes

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund.  Class specific expenses are charged directly to the class incurring the expense.  Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund.

Common Expenses

Common expenses of the Trust are allocated among the Funds of the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal Income Tax

It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts from prior years.

The RAM Funds
Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of May 31, 2010:

	The RAM	The RAM
	Small/Mid	Small Cap
	Fund	Fund
Cost of portfolio investments	$7,907,952	$992,169

Gross unrealized appreciation	$790,624	$47,873
Gross unrealized depreciation	(418,801)	(80,877)
Net unrealized appreciation (depreciation)	371,823	(33,004)
Accumulated undistributed ordinary income	374,520	16,915
Undistributed long-term gains	49	5
Other gains	43,662	35,634

Distributable earnings	$790,054	$19,550

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Each Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed each Fund’s tax positions taken on Federal income tax returns for the open tax year ended November 30, 2009 has and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

2.  Investment Advisory Agreement and Transactions with Related Parties

Certain Trustees and officers of the Trust are affiliated with Riazzi Asset Management, LLC (the “Adviser”), or with Ultimus Fund Solutions, LLC (“Ultimus”), the Funds’ administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

Investment Advisory Agreement

Under the terms of an Investment Advisory Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to each Fund.  For its services, each Fund pays the Adviser a monthly fee computed at the annual rate of 0.85% of its average daily net assets.  The Adviser has contractually agreed for a period of three years from the Funds’ commencement of operations to reduce its investment advisory fees and to reimburse other operating expenses to the extent necessary to limit annual ordinary operating expenses of The RAM Small/Mid Cap Fund’s Class A and Class I shares to 1.30% and 1.05%, respectively, of average daily net assets and to limit annual ordinary operating expenses of The RAM Small Cap Fund to 1.30% of average daily net assets.  These contractual obligations expire on December 22, 2011.  For the six months ended May 31, 2010, the Adviser waived its entire investment advisory fee of $38,418 and reimbursed $29,998 of common expenses, $8,476 of Class A expenses and $12,480 of Class I expenses with respect to The RAM Small/Mid Cap Fund; and the Adviser waived its entire investment advisory fee of $3,229 and reimbursed $67,153 of expenses with respect to The RAM Small Cap Fund.

The RAM Funds
Notes to Financial Statements (Continued)

Any such fee reductions or expense reimbursements by the Adviser are subject to recovery by the Adviser for a period of three years after such fees and expenses were incurred, provided that the recovery does not cause the Funds’ ordinary operating expenses to exceed the foregoing expense limits.  As of May 31, 2010, the Adviser may in the future recover fee reductions and expense reimbursements totaling $223,841 and $168,318 for The RAM Small/Mid Cap Fund and The RAM Small Cap Fund, respectively.  The Adviser may recover these amounts no later than the dates as stated below:

	November 30,	May 31,
	2012	2013
The RAM Small/Mid Cap Fund	$134,469	$89,372
The RAM Small Cap Fund	$97,936	$70,382

The President of the Trust is also a Principal of the Adviser.  Additionally, this individual serves as Chief Compliance Officer of the Trust and of the Adviser.  Effective April 1, 2010, the Funds reimburse the Adviser $48,000 annually for the services provided by the Chief Compliance Officer to the Trust.  Prior to April 1, 2010, the Funds reimbursed the Adviser $36,000 annually for these services.

Administration Agreement

Under the terms of an Administration Agreement, Ultimus supplies non-investment related administrative and compliance services for each Fund.  Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities commissions and materials for meetings of the Board of Trustees.  For these services, Ultimus receives a monthly fee from each Fund at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000.  The fee payable to Ultimus is discounted by 20% during the first year of each Fund’s operations and 15% during the second year of operations, or until such time as a Fund’s net assets reach $20 million, but in no event later than two years from the date of commencement of operations.

Accounting Services Agreement

Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund.  For these services, The RAM Small/Mid Cap Fund pays Ultimus a base fee of $3,000 per month plus an asset-based fee of 0.01% of average daily net assets. The RAM Small Cap Fund pays Ultimus a base fee of $2,500 per month plus an asset-based fee of 0.01% of average daily net assets.  The base fee payable to Ultimus is discounted by 20% during the first year of each Fund’s operations and 15% during the second year of operations, or until such time as a Fund’s net assets reach $20 million, but in no event later than two years from the date of commencement of operations.  In addition, the Funds pay all costs of external pricing services.

The RAM Funds
Notes to Financial Statements (Continued)

Transfer Agent and Shareholder Services Agreement

Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.  For these services, Ultimus receives a monthly fee at an annual rate of $20 per shareholder account, subject to a monthly minimum fee of $1,500 for a share class with 100 or more shareholder accounts.  The monthly minimum fee is $1,000 for a share class with 25 accounts or less and is $1,250 for a share class with more than 25 but less than 100 shareholder accounts.  In addition, the Funds reimburse Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

Distribution Agreement

Under the terms of a Distribution Agreement, the Distributor provides distribution services to the Trust and serves as principal underwriter to the Funds.  The Distributor is a wholly owned subsidiary of Ultimus.  The Distributor receives annual compensation of $6,000 for such services.  In addition, during the six months ended May 31, 2010, the Distributor earned $639 of underwriting commissions on the sale of Class A shares of The RAM Small/Mid Cap Fund. The Distributor did not earn any underwriting commissions on the sale of shares of The RAM Small Cap Fund during the six months ended May 31, 2010.

Plans of Distribution

The Trust has adopted a plan of distribution (the “Plan”) under which Class A shares of each Fund may directly incur or reimburse the Adviser or the Distributor for certain expenses related to the distribution of Class A shares.  The annual limitation for payment of expenses pursuant to the Plan is 0.25% of each Fund’s average daily net assets attributable to Class A shares.  During the six months ended May 31, 2010, Class A shares of The RAM Small/Mid Cap Fund and The RAM Small Cap Fund incurred distribution related expenses of $2,404 and $950, respectively, under the Plan.

3.  Investment Transactions

During the six months ended May 31, 2010, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $2,198,055 and $2,323,015, respectively, for The RAM Small/Mid Cap Fund and $873,583 and $293,234, respectively, for The RAM Small Cap Fund.

4.  Contingencies and Commitments

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

The RAM Funds
Notes to Financial Statements (Continued)

5.  Recent Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on each Fund’s financial statement disclosures.

6.   Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The RAM Funds
About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of ongoing costs on your investment.  As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, possibly including front-end sales loads and (2) ongoing costs, including management fees and other Fund expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The ongoing costs reflected in the tables below are based on an investment of $1,000 made at the beginning of the period (December 1, 2009) and held until the end of the period (May 31, 2010).

The tables that follow illustrate each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds.  It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations below assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses, including annualized expense ratios, can be found in this report.  For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

The RAM Small/Mid Cap Fund - Class A	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$ 1,000.00	$ 1,010.40	$ 6.52

Based on Hypothetical 5% Return	$ 1,000.00	$ 1,018.45	$ 6.54

*Expenses are equal to The RAM Small/Mid Cap Fund – Class A’s annualized expense ratio of 1.30% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The RAM Funds
About Your Funds’ Expenses (Unaudited) (Continued)

The RAM Small/Mid Cap Fund - Class I	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$ 1,000.00	$ 1,012.30	$ 5.27

Based on Hypothetical 5% Return	$ 1,000.00	$ 1,019.70	$ 5.29
*Expenses are equal to The RAM Small/Mid Cap Fund – Class I’s annualized expense ratio of 1.05% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The RAM Small Cap Fund	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$ 1,000.00	$ 1,001.30	$ 6.49

Based on Hypothetical 5% Return	$ 1,000.00	$ 1,018.45	$ 6.54
*Expenses are equal to The RAM Small Cap Fund's annualized expense ratio of 1.30% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for each of the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q.  These filings are available free of charge, upon request, by calling 1-888-884-8099.  Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov.  The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no hanges in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The RAM Funds

By (Signature and Title)*		/s/ John C. Riazzi
John C. Riazzi, President
Date	July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John C. Riazzi
John C. Riazzi, President
Date	July 29, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer
Date	July 29, 2010

* Print the name and title of each signing officer under his or her signature.